Apr. 30, 2025
SmartETFs Sustainable Energy II ETF
SmartETFs Sustainable Energy II ETF
Investment Objective
SmartETFs Sustainable Energy II ETF’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of SmartETFs Sustainable Energy II ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SmartETFs Sustainable Energy II ETF SmartETFs Sustainable Energy II ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	SmartETFs Sustainable Energy II ETF SmartETFs Sustainable Energy II ETF
Management Fees:	0.79%
Distribution and Service (12b-1) Fees:	none
Other Expenses:	2.33%
Total Annual Fund Operating Expense:	3.12%
Fee Waiver/Expense Reimbursement:	(2.33%)	[1]
Total Annual Fund Operating Expenses After Recoupment of Fees Waived and/or Expense Reimbursement:	0.79%	[1]
[1]	The Adviser has contractually agreed to reduce its fees and/or pay ETF expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s total annual operating expenses to 0.79% through June 30, 2028.This contractual arrangement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.

Example

This Example is intended to help you compare the cost of investing in SmartETFs Sustainable Energy II ETF with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
SmartETFs Sustainable Energy II ETF | SmartETFs Sustainable Energy II ETF | USD ($)	81	252	972	2,892

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, may affect the Fund’s performance. During the Fund’s most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 21.40% of the average value of its portfolio.

Principal Investment Strategies

The Sustainable Energy II ETF invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of sustainable energy companies (both U.S. and non-U.S.). The Fund will invest in companies that the Adviser considers to be “Sustainable Energy” companies, which are companies that, in the Adviser’s view, generate, produce or provide alternative or renewable sources of energy (as compared to more traditional sources of energy that can be environmentally depletive, such as fossil fuels like oil or coal or other hydrocarbon-based fuels), or that produce, generate, transport, or deliver energy or energy applications in a way that makes alternative or renewable energy more efficient or accessible or reduces the use of environmentally depletive energy resources. The Fund expects to invest in:

☐   energy companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels;

☐   companies that provide the equipment and technologies that enable these types of energy to be tapped, used, stored or transported, and

☐   companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy.

The Fund will not change this policy unless it gives shareholders at least 60 days’ notice.

In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, market capitalization, the valuation of the company, its dividend history, its ratio of debt to equity, as well as how the company’s business relates to sustainable characteristics like growth or development of alternative or renewable energy. The Adviser conducts an independent assessment of each portfolio company’s business. The Adviser categorizes the universe of companies it deems to be Sustainable Energy companies into four key areas related to the specific aspects of the energy business. Currently, these key areas are:

Generation:	companies involved in generating sustainable energy or companies working to transition from hydrocarbon-based fuels
Installation:	companies involved in manufacturing equipment for generation and consumption of sustainable energy
Displacement:	companies involved in the displacement or improved efficient usage of existing hydrocarbon-based energy
Electrification:	companies effectuating the switching from hydrocarbon-based fuel demand towards electricity or other renewal energy sources, especially for transportation

The Fund’s holdings in each key area may vary and the Fund may invest in Sustainable Energy companies that do not fall within these key areas. The Fund will not invest in companies that derive the majority of their revenues or profits from fossil fuel extraction or coal. Currently, the Adviser considers portfolio companies’ alignment with four of the United Nations Sustainable Development Goals: Goal 7: Affordable and Clean Energy; Goal 9: Industry, Innovation and Infrastructure; Goal 11: Sustainable Cities and Communities; and Goal 13: Climate Action. The Adviser may change these considerations at any time without notice to shareholders.

Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund is actively managed and the Fund’s allocations may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria). The Fund may invest in US companies and in companies economically tied to foreign countries, including, potentially, companies domiciled or traded in emerging markets, including China. For more information about how the Adviser determines that a company is economically tied to a foreign country, see “More About the Fund’s Investment Strategies and Risks” in this Prospectus. The Fund’s allocations among countries may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria). The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies.

The Fund will normally hold around 30 positions of approximately equal weight, but the portfolio may vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund may invest in companies of any market capitalization size, but under normal market conditions, the Fund will invest in companies with a minimum market capitalization of $500 million. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in equity securities of energy companies, wherever located, that are engaged in Sustainable Energy businesses.

Principal Risks
Performance

The bar chart and table below provide some indication of the risks of investing in the SmartETFs Sustainable Energy II ETF by showing how the fund’s performance has varied from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Updated performance information is available from the Fund’s website, www.smartetfs.com. Past performance does not necessarily indicate how the Fund will perform in future periods.

The annual returns bar chart demonstrates the risks of investing in the SmartETFs Sustainable Energy II ETF by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.smartetfs.com.

Calendar-Year Total Returns (before taxes) For each calendar year at NAV

The year-to-date return for the Fund as of March 31, 2025, was (4.97)%.

During the period shown in the bar chart, the best performance for a quarter was 10.99% (for the quarter ended December 31, 2022). The worst performance was (15.99)% (for the quarter ended September 30, 2023).

Average Annual Total Returns as of 12/31/24
Average Annual Returns - SmartETFs Sustainable Energy II ETF	Label	1 Year		Since Inception		Inception Date
SmartETFs Sustainable Energy II ETF	Return Before Taxes	(11.31%)		0.56%		Nov. 11, 2020
SmartETFs Sustainable Energy II ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	(11.49%)	[1]	0.15%	[1]	Nov. 11, 2020	[1]
SmartETFs Sustainable Energy II ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(6.56%)	[1]	0.36%	[1]	Nov. 11, 2020	[1]
MSCI World Index (Net Return)	MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)	18.67%		11.36%		Nov. 11, 2020
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.